Warrants (Details) - Summary of outstanding common stock warrants (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible
Warrants Outstanding	700,076	7,442,443
Warrants Recorded as Liabilities	193,988	7,398,470
Warrant A [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	612,838	6,128,379
Warrants Recorded as Liabilities	110,527	6,128,379
Exercise Price (in Dollars per Share)	$ 26.00	$ 2.60
Expiration Date	August and September 2018	August and September 2018
Warrant B [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	28,242	717,905
Warrants Recorded as Liabilities	28,242	717,905
Exercise Price (in Dollars per Share)	$ 40.40	$ 4.04
Expiration Date	August 2014	June and August 2014
Warrant C [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	55,219	552,186
Warrants Recorded as Liabilities	55,219	552,186
Exercise Price (in Dollars per Share)	$ 42.20	$ 4.22
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant D [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	154	7,740
Warrants Recorded as Liabilities
Exercise Price (in Dollars per Share)	$ 775.24	$ 77.52
Expiration Date	August 2014	June and August 2014
Warrant E [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	102	1,022
Warrants Recorded as Liabilities
Exercise Price (in Dollars per Share)	$ 834.88	$ 83.49
Expiration Date	December 2014	December 2014 and January 2015
Warrant F [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	96	960
Warrants Recorded as Liabilities
Exercise Price (in Dollars per Share)	$ 1,459.05	$ 145.90
Expiration Date	December 2015	December 2015
Warrant G [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	205	2,047
Warrants Recorded as Liabilities
Exercise Price (in Dollars per Share)	$ 1,490.85	$ 149.09
Expiration Date	July 2015	July 2015
Warrant H [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	3,019	30,192
Warrants Recorded as Liabilities
Exercise Price (in Dollars per Share)	$ 1,540.55	$ 154.05
Expiration Date	July 2015	July 2015
Warrant I [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	201	2,012
Warrants Recorded as Liabilities
Exercise Price (in Dollars per Share)	$ 2,981.70	$ 298.17
Expiration Date	December 2014 and November 2015	December 2014 and November 2015